PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

	December 31
	2021	2020
	(in thousands)
Cost:
Laboratory equipment*	$6,005	$4,705
Computers	328	304
Office furniture and equipment	200	198
Leasehold improvements	$6,707	6,653
	$13,240	$11,860
Less:
Accumulated depreciation*	$6,393	$5,228
Property and Equipment, net	$6,847	$6,632

*	Laboratory equipment includes the finance lease (see Note 5) with a cost of $1.1 million as of December 31, 2021 and 2020. The related accumulated depreciation for the finance lease as of December 31, 2021 and 2020 was $0.6 million and $0.5 million, respectively.